Taxes (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current income tax	$ (958)	$ (386)	$ (337)
Deferred income tax	(20,715)	(9,476)	7,097
Minimum presumed income tax	0	(203)	0
Income tax from continuing operations	$ (21,673)	$ (10,065)	$ 6,760